Note 3 - Debt and Equity Securities - Gross Unrealized Losses and Fair Value of Company's Investments (Details) $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Available-for-Sale Securities, Less than 12 Months, Fair Value	$ 110,599
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 1,240
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included	62
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 92,750
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 730
Available-for-Sale Securities, 12 Months or More, Number of Securities Included	75
Available-for-Sale Securities, Total, Fair Value	$ 203,349
Available-for-Sale Securities, Total, Unrealized Losses	1,970
Held-to-Maturity, Less than 12 Months, Fair Value		$ 12,715
Held-to-Maturity, Less than 12 Months, Unrealized Losses		$ 90
Held-to-Maturity, Less than 12 Months, Number of Securities Included		16
Held-to-Maturity, 12 Months or More, Fair Value		$ 266,362
Held-to-Maturity, 12 Months or More, Unrealized Losses		$ 10,382
Held-to-Maturity, 12 Months or More, Number of Securities Included		230
Held-to-Maturity, Total, Fair Value		$ 279,077
Held-to-Maturity, Total, Unrealized Losses		10,472
US Government-sponsored Enterprises Debt Securities [Member]
Available-for-Sale Securities, Less than 12 Months, Fair Value	16,507	0
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 114	$ 0
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included	5	0
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 24,658	$ 68,467
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 90	$ 2,979
Available-for-Sale Securities, 12 Months or More, Number of Securities Included	9	28
Available-for-Sale Securities, Total, Fair Value	$ 41,165	$ 68,467
Available-for-Sale Securities, Total, Unrealized Losses	204	2,979
Collateralized Mortgage Backed Securities [Member]
Available-for-Sale Securities, Less than 12 Months, Fair Value	45,862
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 182
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included	21
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 56,917
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 453
Available-for-Sale Securities, 12 Months or More, Number of Securities Included	52
Available-for-Sale Securities, Total, Fair Value	$ 102,779
Available-for-Sale Securities, Total, Unrealized Losses	635
Held-to-Maturity, Less than 12 Months, Fair Value		8,651
Held-to-Maturity, Less than 12 Months, Unrealized Losses		$ 64
Held-to-Maturity, Less than 12 Months, Number of Securities Included		10
Held-to-Maturity, 12 Months or More, Fair Value		$ 137,457
Held-to-Maturity, 12 Months or More, Unrealized Losses		$ 4,810
Held-to-Maturity, 12 Months or More, Number of Securities Included		94
Held-to-Maturity, Total, Fair Value		$ 146,108
Held-to-Maturity, Total, Unrealized Losses		4,874
Asset-backed Securities [Member]
Available-for-Sale Securities, Less than 12 Months, Fair Value	17,807	0
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 161	$ 0
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included	10	0
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 7,317	$ 20,597
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 142	$ 844
Available-for-Sale Securities, 12 Months or More, Number of Securities Included	4	14
Available-for-Sale Securities, Total, Fair Value	$ 25,124	$ 20,597
Available-for-Sale Securities, Total, Unrealized Losses	303	844
US States and Political Subdivisions Debt Securities [Member]
Available-for-Sale Securities, Less than 12 Months, Fair Value	30,423
Available-for-Sale Securities, Less than 12 Months, Unrealized Losses	$ 783
Available-for-Sale Securities, Less than 12 Months, Number of Securities Included	26
Available-for-Sale Securities, 12 Months or More, Fair Value	$ 3,858
Available-for-Sale Securities, 12 Months or More, Unrealized Losses	$ 45
Available-for-Sale Securities, 12 Months or More, Number of Securities Included	10
Available-for-Sale Securities, Total, Fair Value	$ 34,281
Available-for-Sale Securities, Total, Unrealized Losses	$ 828
Held-to-Maturity, Less than 12 Months, Fair Value		4,064
Held-to-Maturity, Less than 12 Months, Unrealized Losses		$ 26
Held-to-Maturity, Less than 12 Months, Number of Securities Included		6
Held-to-Maturity, 12 Months or More, Fair Value		$ 39,841
Held-to-Maturity, 12 Months or More, Unrealized Losses		$ 1,749
Held-to-Maturity, 12 Months or More, Number of Securities Included		94
Held-to-Maturity, Total, Fair Value		$ 43,905
Held-to-Maturity, Total, Unrealized Losses		$ 1,775